Condensed Interim Consolidated Statements of Financial Position - USD ($)	Jan. 31, 2026	Oct. 31, 2025
Current assets
Cash and cash equivalents	$ 9,257,766	$ 3,923,058
Other receivables	119,859	35,825
Short-term investments (Note 3)	1,089,438	1,662,407
Prepaid expenses	235,820	39,940
Related parties (Note 4b)	317,783	286,488
Total current assets	11,020,666	5,947,718
Non-current assets
Intangible assets	94,611	97,372
Restricted cash	20,848	20,560
Right-of-use asset (Note 14e)	7,294	17,402
Total non-current assets	122,753	135,334
Total assets	11,143,419	6,083,052
Current liabilities
Accounts payable and accrued liabilities	912,718	682,163
Due to related parties (Note 4a)	227,684	60,232
Derivative warrant liabilities (Note 5)	1,756,632	2,369,195
Short-term portion of lease liabilities (Note 14e)	7,977	18,800
Convertible loans (Note 6)		1,760,066
Total current liabilities	2,905,011	4,890,456
Total liabilities	2,905,011	4,890,456
Shareholders’ equity
Share capital and share premium (Note 7)	35,948,714	26,402,659
Warrants (Note 8)	459,341	459,341
Share-based payment reserve (Notes 9, 10)	3,585,910	2,231,570
Accumulated other comprehensive loss	(21,250)	(21,250)
Accumulated deficit	(31,734,307)	(27,879,724)
Total shareholders’ equity	8,238,408	1,192,596
Total liabilities and shareholders’ equity	$ 11,143,419	$ 6,083,052